Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$40,173,287.09	0.1366438	$9,943,475.82	0.0338213	$30,229,811.27
Class A-2-A Notes	$294,730,000.00	1.0000000	$294,730,000.00	1.0000000	$-
Class A-2-B Notes	$105,270,000.00	1.0000000	$105,270,000.00	1.0000000	$-
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$956,573,287.09	0.7902952	$926,343,475.82	0.7653201	$30,229,811.27

Weighted Avg. Coupon (WAC)	3.28%		3.28%
Weighted Avg. Remaining Maturity (WARM)	51.15		50.24
Pool Receivables Balance	$1,042,250,721.51		$1,010,305,017.90
Remaining Number of Receivables	64,289		63,498

Adjusted Pool Balance	$998,781,997.36		$968,552,186.09

III. COLLECTIONS

Principal:
Principal Collections	$30,118,209.01
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$752,736.22
Total Principal Collections	$30,870,945.23

Interest:
Interest Collections	$2,824,009.22
Late Fees & Other Charges	$62,166.70
Interest on Repurchase Principal	$-
Total Interest Collections	$2,886,175.92

Collection Account Interest	$22,799.30
Reserve Account Interest	$2,340.60
Servicer Advances	$-

Total Collections	$33,782,261.05

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$33,782,261.05
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$33,782,261.05

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$868,542.27	$-	$868,542.27	868,542.27
	Collection Account Interest					$22,799.30
	Late Fees & Other Charges					$62,166.70
Total due to Servicer						$953,508.27

2.	Class A Noteholders Interest:
	Class A-1 Notes		$38,053.03		$38,053.03
	Class A-2-A Notes		$363,500.33		$363,500.33
	Class A-2-B Notes		$119,152.89		$119,152.89
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$1,214,981.33		$1,214,981.33	1,214,981.33

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$31,490,908.53

7.	Regular Principal Distribution Amount:					30,229,811.27

			Distributable Amount		Paid Amount
	Class A-1 Notes				$30,229,811.27
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$30,229,811.27		$30,229,811.27
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$30,229,811.27		$30,229,811.27

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,261,097.26

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$43,468,724.15
Beginning Period Amount	$43,468,724.15
Current Period Amortization	$1,715,892.34
Ending Period Required Amount	$41,752,831.81
Ending Period Amount	$41,752,831.81
Next Distribution Date Required Amount	$40,070,762.46

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	September 2017
Distribution Date	10/16/17
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.23%	4.36%	4.36%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.80%	62,739	98.66%	$996,805,653.28
30 - 60 Days	0.87%	555	0.97%	$9,812,178.56
61 - 90 Days	0.25%	160	0.29%	$2,882,103.50
91-120 Days	0.07%	44	0.08%	$805,082.56
121 + Days	0.00%	0	0.00%	$-
Total		63,498		$1,010,305,017.90

Delinquent Receivables 30+ Days Past Due
Current Period	1.20%	759	1.34%	$13,499,364.62
1st Preceding Collection Period	1.11%	712	1.24%	$12,960,087.86
2nd Preceding Collection Period	0.97%	633	1.09%	$11,734,559.70
3rd Preceding Collection Period	0.85%	563	0.94%	$10,444,089.59
Four-Month Average	1.03%		1.15%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.36%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		44		$797,956.32
Repossession Inventory		83		$739,907.39

Current Charge-Offs
Gross Principal of Charge-Offs				$1,827,494.60
Recoveries				$(752,736.22)
Net Loss				$1,074,758.38

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.24%

Average Pool Balance for Current Period				$1,026,277,869.71

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.26%
1st Preceding Collection Period				0.85%
2nd Preceding Collection Period				0.97%
3rd Preceding Collection Period				0.89%
Four-Month Average				0.99%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		124	637	$7,871,309.68
Recoveries		88	440	$(3,195,296.79)
Net Loss				$4,676,012.89
Cumulative Net Loss as a % of Initial Pool Balance				0.36%

Net Loss for Receivables that have experienced a Net Loss *		92	503	$4,677,724.01
Average Net Loss for Receivables that have experienced a Net Loss				$9,299.65

Principal Balance of Extensions				$13,640,168.72
Number of Extensions				710

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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